SIGNIFICANT ACCOUNTING POLICIES - Schedule of Subsidiary Interests (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business services | Multiplex Global Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Business services | Healthscope Pty Ltd.
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	28.00%	28.00%
Infrastructure services | Westinghouse Electric Company
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	27.00%	27.00%
Industrials | BRK Ambiental Participações S.A.
Disclosure of subsidiaries [line items]
Voting interest (%)	70.00%	70.00%
Economic interest (%)	26.00%	26.00%